Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Operating Segment Results
The following tables present the Company’s operating segment results for the periods presented:

	Three months ended March 31, 2015
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$769	$319	$305	$—	$1,393
Product sales and other	187	38	31	—	256
Equity earnings in affiliates	6	—	—	—	6
Total segment revenues	$962	$357	$336	$—	$1,655
Depreciation and amortization	$119	$97	$21	$8	$245
Segment EBITDA	360	119	130	(46)	563
Other operating expenses and other income (expense) excluding divestitures	9	(3)	—	27	33

	Three months ended March 31, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$767	$319	$308	$—	$1,394
Product sales and other	170	36	22	—	228
Equity earnings in affiliates	7	—	—	—	7
Total segment revenues	$944	$355	$330	$—	$1,629
Depreciation and amortization	$131	$101	$25	$5	$262
Segment EBITDA	386	120	144	(36)	614
Other operating expenses and other income (expense) excluding divestitures	(26)	1	—	23	(2)

The following tables present the Company’s operating segment results for the years ended December 31, 2014, 2013, and 2012:

	Year ended December 31, 2014
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,250	$1,313	$1,277	$—	$5,840
Product sales and other	766	176	92	—	1,034
Equity earnings in affiliates	30	—	—	—	30
Total segment revenues	$4,046	$1,489	$1,369	$—	$6,904
Depreciation and amortization	$518	$401	$90	$23	$1,032
Segment EBITDA	1,687	529	608	(161)	2,663
Other operating expenses and other income (expense) excluding divestitures	38	(3)	96	15	146
Equity earnings in affiliates	216	—	4	—	220

	Year ended December 31, 2013
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,197	$1,217	$1,284	$—	$5,698
Product sales and other	709	167	78	—	954
Equity earnings in affiliates	32	—	—	—	32
Total segment revenues	$3,938	$1,384	$1,362	$—	$6,684
Depreciation and amortization	$543	$424	$107	$17	$1,091
Segment EBITDA	1,644	404	549	(148)	2,449
Other operating expenses and other income (expense) excluding divestitures	36	(10)	(5)	(118)	(97)
Equity earnings in affiliates	185	—	3	—	188

	Year ended December 31, 2012
(in millions)	Global Business Solutions	Global Financial Solutions	Network & Security Solutions	Corporate	Totals
Revenues:
Transaction and processing service fees	$3,090	$1,220	$1,341	$—	$5,651
Product sales and other	744	186	65	—	995
Equity earnings in affiliates	36	—	—	—	36
Total segment revenues	$3,870	$1,406	$1,406	$—	$6,682
Depreciation and amortization	$626	$449	$89	$21	$1,185
Segment EBITDA	1,606	370	585	(125)	2,436
Other operating expenses and other income (expense) excluding divestitures	(43)	(15)	1	(65)	(122)
Equity earnings in affiliates	153	—	5	—	158

Schedule of Reconciliation of Reportable Segment Amounts to the Consolidated Balances
A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Three months ended March 31,
(in millions)	2015	2014
Total segment revenues	$1,655	$1,629
Adjustments to reconcile to consolidated revenues:
Adjustments for non-wholly-owned entities (a)	20	1
Independent sales organizations (ISO) commission expense	147	135
Reimbursable debit network fees, postage and other	873	875
Consolidated revenues	$2,695	$2,640
Segment EBITDA:
Global Business Solutions	$360	$386
Global Financial Services	119	120
Network & Security Solutions	130	144
Total reported segments	609	650
Corporate	(46)	(36)
Adjusted EBITDA	563	614
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Adjustments for non-wholly-owned entities (a)	7	2
Depreciation and amortization	(251)	(265)
Interest expense	(407)	(467)
Interest income	1	3
Other items (b)	(5)	(6)
Income tax expense	(3)	(37)
Stock based compensation	(7)	(29)
Costs of alliance conversions	(3)	(7)
Kohlberg Kravis Roberts & Co. (KKR) related items	(6)	(6)
Debt issuance costs	(1)	(3)
Net loss attributable to First Data Corporation	$(112)	$(201)

(a)	Net adjustment to reflect the Company’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.

(b)
Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, litigation and regulatory settlements, and “Other income (expense)” as presented in the unaudited consolidated statements of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).

A reconciliation of reportable segment amounts to the Company’s consolidated balances is as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Total segment revenues	$6,904	$6,684	$6,682
Adjustments to reconcile to consolidated revenues:
Adjustments for non-wholly owned entities (a)	57	39	73
ISO commission expense	587	579	563
Reimbursable debit network fees, postage, and other	3,604	3,507	3,362
Consolidated revenues	$11,152	$10,809	$10,680
Segment EBITDA:
Global Business Solutions	$1,687	$1,644	$1,606
Global Financial Solutions	529	404	370
Network & Security Solutions	608	549	585
Total reported segments	2,824	2,597	2,561
Corporate	(161)	(148)	(125)
Adjusted EBITDA	2,663	2,449	2,436
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Adjustments for non-wholly owned entities (a)	24	2	7
Depreciation and amortization	(1,056)	(1,091)	(1,192)
Interest expense	(1,753)	(1,881)	(1,898)
Interest income	11	11	9
Loss on debt extinguishment	(260)	—	—
Other items (b)	95	(129)	(150)
Income tax (expense) benefit	(82)	(87)	224
Stock based compensation	(50)	(38)	(12)
Costs of alliance conversions	(20)	(68)	(77)
KKR related items	(27)	(32)	(34)
Debt issuance costs	(3)	(5)	(14)
Net loss attributable to First Data Corporation	$(458)	$(869)	$(701)

(a)	Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA and amortization related to equity method investments not included in segment EBITDA.

(b)
Includes adjustments to exclude the official check and money order businesses due to the Company's wind down of these businesses, restructuring, certain retention bonuses, litigation and regulatory settlements, and “Other income (expense)” as presented in the consolidated statement of operations, which includes divestitures, impairments, derivative gains and (losses), and non-operating foreign currency gains and (losses).

Schedule of Segment Assets
Schedule of Reconciliation of Reportable Segment Depreciation and Amortization Amounts to the Consolidated Balances
A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the unaudited consolidated statements of cash flows and unaudited consolidated statements of operations is as follows:

	Three months ended March 31,
(in millions)	2015	2014
Segment depreciation and amortization	$245	$262
Adjustments for non-wholly-owned entities	21	19
Amortization of initial payments for new contracts	11	11
Total consolidated depreciation and amortization per unaudited consolidated statements of cash flows	277	292
Less: Amortization of equity method investment	(15)	(16)
Less: Amortization of initial payments for new contracts	(11)	(11)
Total consolidated depreciation and amortization per unaudited consolidated statements of operations	$251	$265

A reconciliation of reportable segment depreciation and amortization amounts to the Company’s consolidated balances in the consolidated statements of cash flows is as follows:

	Year ended December 31,
(in millions)	2014	2013	2012
Segment depreciation and amortization	$1,032	$1,091	$1,185
Adjustments for non-wholly owned entities	86	79	102
Amortization of initial payments for new contracts	45	42	44
Total consolidated depreciation and amortization per consolidated statements of cash flows	1,163	1,212	1,331
Less: Amortization of equity method investment	(62)	(79)	(95)
Less: Amortization of initial payments for new contracts	(45)	(42)	(44)
Total consolidated depreciation and amortization per consolidated statements of operations	$1,056	$1,091	$1,192

Schedule of Information Concerning Principal Geographic Areas
Information concerning principal geographic areas was as follows:

(in millions)	United States	International	Total
Revenues:
2014	$9,428	$1,724	$11,152
2013	9,145	1,664	10,809
2012	9,046	1,634	10,680
Long-Lived Assets:
2014	$19,708	$2,588	$22,296
2013	20,020	2,959	22,979
2012	20,595	3,128	23,723